Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Evolv Technologies Holdings, Inc.
Property and Equipment, Net

6. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2021	2020
Computers and telecom equipment	$217	$217
Lab equipment	494	487
Software	59	59
Furniture and fixtures	37	37
Leasehold improvements	553	95
Leased equipment	19,821	10,948
	21,181	11,843
Less: Accumulated depreciation and amortization	(3,629)	(2,527)
	$17,552	$9,316

Depreciation and amortization expense related to property and equipment was $0.6 million and $0.3 million for the three months ended June 30, 2021 and 2020, and $1.1 million and $0.4 million for the six months ended June 30, 2021, and 2020,respectively.

Leased equipment and the related accumulated depreciation were as follows:

	June 30,	December 31,
	2021	2020
Leased equipment	$19,821	$10,948
Accumulated depreciation	(2,724)	(1,649)
Leased equipment, net	$17,097	$9,299

Depreciation related to leased units was $0.6 million and $0.3 million during the three months ended June 30, 2021 and 2020 , respectively. Depreciation expense related to leased units was $1.0 million and $0.4 million during the six months ended June 30, 2021 and 2020, respectively. Depreciable lives are generally 7 years, consistent with our planned and historical usage of the equipment subject to operating leases.

5.     Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2019
Computers and telecom equipment	$217	$217
Lab equipment	487	487
Software	59	59
Furniture and fixtures	37	37
Leasehold improvements	95	95
Leased equipment	10,948	4,252
	11,843	5,147
Less: Accumulated depreciation and amortization	(2,527)	(1,461)
	$9,316	$3,686

Depreciation and amortization expense related to property and equipment was $1.1 million and $0.5 million for the years ended December 31, 2020 and 2019, respectively.

Leased equipment and the related accumulated depreciation were as follows:

	December 31,
	2020	2019
Leased equipment	$10,948	$4,252
Accumulated depreciation	(1,649)	(616)
Leased equipment, net	$9,299	$3,636

Depreciation related to leased units was $0.9 million in 2020 and $0.3 million in 2019. Depreciable lives are generally 7 years, consistent with our planned and historical usage of the equipment subject to operating leases.